UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2014

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.7%
U.S. Government Agencies — 72.2%
Federal Farm Credit Bank (FFCB)	0.013%	10/16/14	$150,000,000	$149,997,607	(a)
Federal Farm Credit Bank (FFCB)	0.113%	10/29/14	284,250,000	284,260,282	(a)
Federal Farm Credit Bank (FFCB)	0.010%	1/16/15	24,000,000	23,999,103	(a)
Federal Farm Credit Bank (FFCB)	0.000%	1/26/15	25,000,000	25,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.044%	3/5/15	50,000,000	49,988,632	(a)
Federal Farm Credit Bank (FFCB)	0.010%	3/26/15	75,000,000	74,995,698	(a)
Federal Farm Credit Bank (FFCB)	0.002%	4/6/15	100,000,000	99,998,508	(a)
Federal Farm Credit Bank (FFCB)	0.005%	4/13/15	50,000,000	49,998,446	(a)
Federal Farm Credit Bank (FFCB)	0.025%	4/13/15	100,000,000	99,984,633	(a)
Federal Farm Credit Bank (FFCB)	0.350%	5/1/15	54,000,000	54,054,509	(a)
Federal Farm Credit Bank (FFCB)	0.000%	5/6/15	125,000,000	125,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.020%	5/28/15	99,653,000	99,638,291	(a)
Federal Farm Credit Bank (FFCB)	0.030%	6/5/15	50,000,000	49,988,643	(a)
Federal Farm Credit Bank (FFCB)	0.000%	6/11/15	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.000%	7/10/15	50,000,000	50,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.005%	8/10/15	25,000,000	25,001,666	(a)
Federal Farm Credit Bank (FFCB)	0.010%	9/4/15	50,000,000	49,995,024	(a)
Federal Farm Credit Bank (FFCB)	0.250%	9/21/15	103,700,000	103,821,951	(a)
Federal Farm Credit Bank (FFCB)	0.000%	9/22/15	70,000,000	70,000,000	(a)
Federal Farm Credit Bank (FFCB)	0.010%	12/9/15	50,000,000	49,993,578	(a)
Federal Farm Credit Bank (FFCB)	0.210%	1/4/16	47,500,000	47,506,403	(a)
Federal Farm Credit Bank (FFCB)	0.170%	2/18/16	45,000,000	45,026,298	(a)
Federal Farm Credit Bank (FFCB)	0.260%	2/26/16	22,775,000	22,805,807	(a)
Federal Farm Credit Bank (FFCB)	0.010%	3/18/16	50,000,000	49,992,181	(a)
Federal Farm Credit Bank (FFCB)	0.180%	3/29/16	69,700,000	69,754,937	(a)
Federal Farm Credit Bank (FFCB)	0.010%	4/8/16	100,000,000	99,983,802	(a)
Federal Farm Credit Bank (FFCB)	0.005%	4/21/16	83,000,000	82,993,761	(a)
Federal Farm Credit Bank (FFCB)	0.020-0.025%	5/5/16	75,000,000	74,972,473	(a)
Federal Farm Credit Bank (FFCB)	0.010%	5/6/16	33,000,000	32,994,450	(a)
Federal Farm Credit Bank (FFCB)	0.150%	5/11/16	35,000,000	35,017,660	(a)
Federal Farm Credit Bank (FFCB)	0.010%	5/27/16	75,000,000	74,986,602	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.060%	9/26/14	50,000,000	49,997,917	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	10/17/14	50,000,000	49,992,333	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.070%	10/23/14	50,000,000	49,994,944	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	11/3/14	15,000,000	14,997,375	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	11/4/14	35,000,000	34,993,156	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.070%	11/7/14	25,000,000	24,996,743	(b)

See Notes to Financial Statements.

14	Government Portfolio 2014 Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB), Discount Notes	0.070%	11/12/14	$25,000,000	$24,996,500	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.060%	11/14/14	50,000,000	49,993,833	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	12/5/14	120,000,000	119,962,000	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.170%	12/10/14	50,000,000	49,976,389	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	1/15/15	30,000,000	29,988,667	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	1/21/15	75,000,000	74,970,416	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	1/28/15	10,000,000	9,995,861	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	2/18/15	95,000,000	94,950,652	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	3/10/15	20,000,000	19,989,444	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.120%	3/27/15	50,000,000	49,965,500	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.130%	4/17/15	25,000,000	24,979,417	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.140%	5/8/15	50,000,000	49,951,583	(b)
Federal Home Loan Bank (FHLB)	0.125%	9/12/14	36,470,000	36,469,319
Federal Home Loan Bank (FHLB)	0.125%	10/2/14	95,960,000	95,962,824
Federal Home Loan Bank (FHLB)	0.015%	11/17/14	100,000,000	99,996,784	(a)
Federal Home Loan Bank (FHLB)	0.120%	1/9/15	75,000,000	74,996,703
Federal Home Loan Bank (FHLB)	0.090%	1/16/15	100,000,000	99,992,927
Federal Home Loan Bank (FHLB)	0.250%	1/16/15	8,000,000	8,003,519
Federal Home Loan Bank (FHLB)	0.250%	2/20/15	147,495,000	147,565,681
Federal Home Loan Bank (FHLB)	0.125%	3/20/15	50,000,000	49,989,915
Federal Home Loan Bank (FHLB)	0.110%	4/9/15	25,000,000	24,995,943
Federal Home Loan Bank (FHLB)	0.020%	8/19/15	50,000,000	49,990,230	(a)
Federal Home Loan Bank (FHLB)	0.020%	8/19/15	45,000,000	44,991,212	(a)
Federal Home Loan Bank (FHLB)	0.010%	10/1/15	100,000,000	99,988,611	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.070%	9/10/14	115,000,000	114,997,987	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.075-0.077%	9/17/14	282,400,000	282,390,520	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.079-0.080%	9/19/14	455,585,000	455,566,876	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.080%	9/24/14	42,000,000	41,997,853	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.075%	9/26/14	75,000,000	74,996,094	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.075%	10/1/14	200,000,000	199,987,500	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.075-0.078%	10/3/14	200,000,000	199,986,533	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.070%	10/8/14	192,198,000	192,184,172	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.079-0.080%	10/10/14	400,000,000	399,965,551	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.090-0.093%	10/22/14	375,500,000	375,451,593	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.065%	10/29/14	52,884,000	52,878,462	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.080%	11/7/14	122,860,000	122,841,708	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.075%	11/14/14	39,000,000	38,993,987	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.070%	11/26/14	157,278,000	157,251,700	(b)

See Notes to Financial Statements.

Government Portfolio 2014 Annual Report	15

Schedule of investments (cont’d)

August 31, 2014

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB), Discount Notes	0.140%	12/23/14	$100,000,000	$99,956,056	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	1/28/15	25,000,000	24,989,653	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	1/30/15	50,000,000	49,979,028	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.100%	2/25/15	26,000,000	25,987,217	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.140%	3/4/15	25,000,000	24,982,111	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.170%	7/31/15	50,000,000	49,921,375	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.065%	9/2/14	29,400,000	29,399,947	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.065%	9/5/14	100,000,000	99,999,278	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.065%	9/10/14	21,000,000	20,999,659	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.060%	9/11/14	35,100,000	35,099,415	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.060%	9/12/14	125,000,000	124,997,708	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.070%	9/15/14	18,750,000	18,749,490	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.065%	9/18/14	40,400,000	40,398,760	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.073%	9/22/14	13,269,000	13,268,435	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.070%	9/26/14	67,000,000	66,996,743	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.075%	9/29/14	22,484,000	22,482,688	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.078%	10/14/14	8,394,000	8,393,218	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.075%	10/22/14	151,200,000	151,183,935	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.075%	10/28/14	200,000,000	199,976,250	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	11/3/14	40,000,000	39,989,500	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.070%	11/10/14	25,000,000	24,996,597	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.070%	11/12/14	106,700,000	106,685,062	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.070%	11/14/14	24,500,000	24,496,475	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.070-0.130%	11/17/14	59,900,000	59,886,347	(b)

See Notes to Financial Statements.

16	Government Portfolio 2014 Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	11/18/14	$75,000,000	$74,974,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.075%	11/19/14	11,000,000	10,998,190	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.070-0.075%	11/21/14	224,600,000	224,563,471	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.075%	11/24/14	44,000,000	43,992,300	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	11/26/14	271,169,000	271,117,176	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.090%	2/2/15	50,000,000	49,980,750	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110%	2/10/15	15,000,000	14,992,575	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	2/13/15	50,000,000	49,977,083	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	3/10/15	25,000,000	24,986,806	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.140%	6/10/15	55,000,000	54,939,683	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.145-0.150%	6/16/15	160,000,000	159,810,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	7/7/15	204,400,000	204,136,835	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	7/22/15	23,900,000	23,865,584	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.165%	7/23/15	58,000,000	57,913,604	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.135%	10/16/15	55,000,000	55,012,836	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.065-0.070%	9/3/14	149,995,000	149,994,439	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.065%	9/4/14	30,800,000	30,799,833	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.060-0.070%	9/8/14	134,260,000	134,258,406	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.070%	9/9/14	65,212,000	65,210,986	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.070%	9/10/14	56,300,000	56,299,015	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.060%	9/22/14	75,000,000	74,997,375	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.060%	9/24/14	50,000,000	49,998,083	(b)

See Notes to Financial Statements.

Government Portfolio 2014 Annual Report	17

Schedule of investments (cont’d)

August 31, 2014

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal National Mortgage Association (FNMA), Discount Notes	0.070%	10/3/14	$84,300,000	$84,294,755	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.070-0.072%	11/5/14	111,500,000	111,485,817	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.070%	11/12/14	172,655,000	172,630,828	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.072%	11/17/14	62,300,000	62,290,406	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.070%	11/19/14	30,000,000	29,995,392	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	11/24/14	225,000,000	224,916,000	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.130-0.160%	11/25/14	170,000,000	169,942,507	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.090%	12/1/14	75,000,000	74,982,938	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.095%	1/20/15	135,000,000	134,949,769	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.100%	2/17/15	50,000,000	49,976,528	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.110%	3/2/15	50,000,000	49,972,195	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.120%	4/1/15	167,000,000	166,881,987	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	7/1/15	50,000,000	49,936,875	(b)
Federal National Mortgage Association (FNMA), Notes	0.625%	10/30/14	65,069,000	65,126,301
Federal National Mortgage Association (FNMA), Notes	0.146%	10/21/15	250,000,000	250,080,789	(a)
Federal National Mortgage Association (FNMA), Notes	0.165%	7/25/16	25,615,000	25,625,029	(a)
Total U.S. Government Agencies				11,608,599,972
U.S. Treasury Notes — 2.7%
U.S. Treasury Notes	2.375%	9/30/14	150,000,000	150,276,130
U.S. Treasury Notes	2.625%	12/31/14	210,000,000	211,771,677
U.S. Treasury Notes	0.075%	1/31/16	70,000,000	69,974,899	(a)
Total U.S. Treasury Notes				432,022,706

See Notes to Financial Statements.

18	Government Portfolio 2014 Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — 24.8%
Bank of America N.A., tri-party repurchase agreement dated 8/29/14; Proceeds at maturity — $96,901,215; (Fully collateralized by U.S. government obligations, 2.500% due 6/30/17; Market value — $98,839,068)	0.020%	9/2/14	$96,901,000	$96,901,000
Bank of America N.A., tri-party repurchase agreement dated 8/29/14; Proceeds at maturity — $250,001,111; (Fully collateralized by various U.S. government obligations, 0.125% to 3.375% due 3/15/16 to 11/15/19; Market value — $255,000,044)	0.040%	9/2/14	250,000,000	250,000,000
Barclays Capital Inc., repurchase agreement dated 8/29/14; Proceeds at maturity — $906,294,028; (Fully collateralized by various U.S. government obligations, 0.000% to 0.125% due 9/04/14 to 4/15/19; Market value — $924,415,833)	0.040%	9/2/14	906,290,000	906,290,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 8/29/14; Proceeds at maturity — $5,000,028; (Fully collateralized by U.S. government obligations, 3.625% due 2/15/21; Market value — $5,100,063)	0.050%	9/2/14	5,000,000	5,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 8/29/14; Proceeds at maturity — $2,700,015,000; (Fully collateralized by U.S. government obligations, 2.000% due 11/15/21; Market value — $2,700,015,003)	0.050%	9/2/14	2,700,000,000	2,700,000,000
Toronto Dominion Bank NY., repurchase agreement dated 8/29/14; Proceeds at maturity — $25,000,139; (Fully collateralized by U.S. government obligations, 3.750% due 11/15/18; Market value — $25,506,565)	0.050%	9/2/14	25,000,000	25,000,000
Total Repurchase Agreements				3,983,191,000
Total Investments — 99.7% (Cost — $16,023,813,678#)				16,023,813,678
Other Assets in Excess of Liabilities — 0.3%				53,272,344
Total Net Assets — 100.0%				$16,077,086,022

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Government Portfolio 2014 Annual Report	19

Statement of assets and liabilities

August 31, 2014

Assets:
Investments, at value	$12,040,622,678
Repurchase agreements, at value	3,983,191,000
Cash	261
Receivable for investments sold	50,000,000
Interest receivable	3,965,486
Total Assets	16,077,779,425

Liabilities:
Investment management fee payable	303,079
Trustees’ fees payable	23,187
Accrued expenses	367,137
Total Liabilities	693,403
Total Net Assets	$16,077,086,022

Represented by:
Paid-in capital	$16,077,086,022

See Notes to Financial Statements.

20	Government Portfolio 2014 Annual Report

Statement of operations

For the Year Ended August 31, 2014

Investment Income:
Interest	$14,198,722
Other income	55,557
Total Investment Income	14,254,279

Expenses:
Investment management fee (Note 2)	14,824,382
Fund accounting fees	824,928
Legal fees	310,607
Trustees’ fees	277,809
Custody fees	66,598
Audit and tax fees	34,240
Miscellaneous expenses	90,205
Total Expenses	16,428,769
Less: Fee waivers and/or expense reimbursements (Note 2)	(8,608,839)
Net Expenses	7,819,930
Net Investment Income	6,434,349
Net Realized Gain from Investment Transactions	10,498
Increase in Net Assets from Operations	$6,444,847

See Notes to Financial Statements.

Government Portfolio 2014 Annual Report	21

Statements of changes in net assets

For the Years Ended August 31,	2014	2013

Operations:
Net investment income	$6,434,349	$9,360,105
Net realized gain	10,498	57,582
Increase in Net Assets From Operations	6,444,847	9,417,687

Capital Transactions:
Proceeds from contributions	58,437,114,972	47,074,563,868
Value of withdrawals	(55,462,795,588)	(44,400,525,368)
Increase in Net Assets From Capital Transactions	2,974,319,384	2,674,038,500
Increase in Net Assets	2,980,764,231	2,683,456,187

Net Assets:
Beginning of year	13,096,321,791	10,412,865,604
End of year	$16,077,086,022	$13,096,321,791

See Notes to Financial Statements.

22	Government Portfolio 2014 Annual Report

Financial highlights

For the year ended August 31, unless otherwise noted:
	2014	2013	2012[1]		2012[2]	2011[2]	2010[2]

Net assets, end of year (millions)	$16,077	$13,096	$10,413		$11,952	$11,819	$10,976
Total return[3]	0.05%	0.07%	0.02%		0.05%	0.13%	0.23%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%[4]		0.11%	0.11%	0.10%
Net expenses[5,6,7]	0.05 [8]	0.09 [8]	0.10	[4]	0.10	0.10	0.10
Net investment income	0.04	0.07	0.09	[4]	0.05	0.13	0.22

[1]	For the period June 1, 2012 to August 31, 2012.

[2]	For the year ended May 31.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage , taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%. This arrangement may be reduced or terminated under certain circumstances.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Government Portfolio 2014 Annual Report	23

Notes to financial statements

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

24	Government Portfolio 2014 Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$16,023,813,678	—	$16,023,813,678

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

Government Portfolio 2014 Annual Report	25

Notes to financial statements (cont’d)

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2014, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended August 31, 2014, as a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 0.10%. This arrangement may be reduced or terminated under certain circumstances.

The investment manager has voluntarily undertaken to limit Portfolio expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

26	Government Portfolio 2014 Annual Report

During the year ended August 31, 2014, fees waived and/or expenses reimbursed amounted to $8,608,839.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2014, the Portfolio did not invest in derivative instruments.

4. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The new rules will take effect in stages over the next two years.

Government Portfolio 2014 Annual Report	27

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Government Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the two-year period ended August 31, 2014, the period from June 1, 2012 to August 31, 2012, and the three-year period ended May 31, 2012. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Portfolio as of August 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the two-year period ended August 31, 2014, the period from June 1, 2012 to August 31, 2012, and the three-year period ended May 31, 2012, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 17, 2014

28	Government Portfolio 2014 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Government Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Kenneth D. Fuller, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Government Portfolio	29

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Advisors, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1992 and since 2013
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

30	Government Portfolio

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (since 2006); ICI Executive Committee (since 2011); Chairman of the Independent Directors Council (since 2012)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Government Portfolio	31

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer:
Kenneth D. Fuller[3]
Year of birth	1958
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2013); Officer and/or Trustee/Director of 169 funds associated with Legg Mason Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2013); President and Chief Executive Officer of LMPFA (since 2013); President and Chief Executive Officer of LM Asset Services, LLC (“LMAS”) and Legg Mason Fund Asset Management Inc. (“LMFAM”) (formerly registered investment advisers) (since 2013); formerly, Senior Vice President of LMPFA (2012 to 2013); formerly, Director of Legg Mason & Co. (2012 to 2013); formerly, Vice President of Legg Mason & Co. (2009 to 2012); formerly, Vice President – Equity Division of T. Rowe Price Associates (1993 to 2009), as well as Investment Analyst and Portfolio Manager for certain asset allocation accounts (2004 to 2009).
Number of funds in fund complex overseen by Trustee	157
Other board memberships held by Trustee during past five years	None

Additional Officers:

Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

32	Government Portfolio

Additional Officers cont’d
Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Government Portfolio	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to LMAS (since 2002) and LMFAM (since 2013)

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Steve Frank Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1967
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. and Legg Mason & Co. predecessors (since 2002); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

34	Government Portfolio

Additional Officers cont’d
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006) and LMFAM (since 2013); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Fuller is an “interested person” of the Portfolio, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

Government Portfolio	35

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2013 and August 31, 2014 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $146,200 in 2013 and $172,000 in 2014.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2013 and $0 in 2014.

c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $37,100 in 2013 and $19,500 in 2014. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2013 and 2014; Tax Fees were 100% and 100% for 2013 and 2014; and Other Fees were 100% and 100% for 2013 and 2014.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2014.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	October 24, 2014

By:	/s/ Richard F. Sennett
(Richard F. Sennett)
Principal Financial Officer

Date:	October 24, 2014